OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2023, 2022 and 2021:

(in thousands of $)	2023	2022	2021
Time charter revenues	434,827	593,795	603,959
Voyage charter revenues	446,666	518,398	597,812
Other revenues	4,274	1,263	1,410
Total operating revenues	885,767	1,113,456	1,203,181
For the year ended December 31, 2023 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	434,827	—	434,827
Voyage charter revenues	—	446,666	446,666
Other revenues	—	4,274	4,274
Total operating revenues	434,827	450,940	885,767

Variable lease income included into our time-charter agreements amounted to $22.6 million, $18.9 million and $21.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

For the year ended December 31, 2021 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	603,959	—	603,959
Voyage charter revenues	192,895	404,917	597,812
Other revenues	—	1,410	1,410
Total operating revenues	796,854	406,327	1,203,181

Contract with Customer, Asset and Liability
As of December 31, 2023, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2023	2022
Voyages in progress (contract assets)	15,651	14,690
Trade accounts receivable	11,066	4,468
Other current assets (capitalized fulfillment costs)	3,558	4,894
Total	30,275	24,052